VESSELS UNDER CAPITAL LEASE, NET 1 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)	Nov. 30, 2015 USD ($) vessel
Capital Leased Assets [Line Items]
vessels subleased | vessel	2
Total vessels leased in on long-term time charters | vessel	13	15
Asset Impairment Charges	$ (61,692)	$ 0	$ 0
Accumulated Depreciation on Tangible Asset Impairment Charges	20,478
Increase (Decrease) in Operating Assets	(34,812)
Accumulated Depreciation, Depletion and Amortization, Sale or Disposal of Property, Plant and Equipment	8,173
Capital Leases, Future Minimum Payments Due	548,776
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	7,500
Leased Vessels [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	607,449	706,219	0
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	(71,016)	(11,993)	0
Capital Leases, Balance Sheet, Assets by Major Class, Net	536,433	694,226	$ 0
Capital leased assets acquired on merger, gross				$ 706,219
Accumulated depreciation on Capital Leases acquired in merger				$ 0
Depreciation expense on capital leases	$ (87,674)	$ (11,993)
Ship Finance International Limited [Member]
Capital Leased Assets [Line Items]
Total vessels leased in on long-term time charters | vessel		14		15
Ship Finance Leased Vessels [Member]
Capital Leased Assets [Line Items]
Total vessels leased in on long-term time charters | vessel	12
Assets Held under Capital Leases [Member]
Capital Leased Assets [Line Items]
Asset Impairment Charges	$ (63,958)
VLCC Vessels [Member] | Ship Finance International Limited [Member]
Capital Leased Assets [Line Items]
Total vessels leased in on long-term time charters | vessel	10
Suezmax Vessels [Member] | Ship Finance International Limited [Member]
Capital Leased Assets [Line Items]
Total vessels leased in on long-term time charters | vessel	2